Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Oxford Outcomes (Detail) (Oxford Outcomes Limited, USD $) In Thousands, unless otherwise specified	Jan. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	35,583
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	52,335
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	6,648
Order Backlog
Business Acquisition [Line Items]
Intangible asset	$ 618